Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

22 Share-based payments

As of December 31, 2023 and 2022, the Group had the following share-based payment arrangements.

(i)  2019 Equity Incentive Plan (2019 Plan)

The Company established a long-term incentive plan (the “2019 Plan”) in 2019. The 2019 Plan governs issuances of equity and equity-based incentive awards from and after the consummation of the IPO. Awards under the 2019 Plan may be granted to the employees, the members of management board and supervisory board, consultants or other advisors. As of January 1, 2023 the maximum number of common shares underlying awards that may be granted pursuant to the 2019 Plan (other than replacement awards) will not exceed 25% of the Company’s issued share capital. Such maximum number will be increased on January 1 of each calendar year, by an additional number of common shares equal to 3% of the Company’s issued share capital on such date (or a lower number of common shares as determined by the management board or supervisory board, where appropriate on the basis of a recommendation of the compensation committee (as the case may be, as prescribed by the 2019 Plan and, collectively, the “Committee”)).

In the event of a change in control of the Company (as defined in the 2019 Plan), outstanding awards that will be substituted or exchanged for equivalent replacement awards, in connection with the change in control will be cancelled. Outstanding rewards that are not substituted or exchanged for equivalent replacement awards, in connection with the change in control will immediately vest and settle in full, unless otherwise decided by the Committee.

In November 2022, the Company amended the 2019 plan to include stock grants (SGAs) and restricted stock units (RSUs) and to modify the settlement of the awards. Accordingly, the awards will be delivered as promptly as reasonably practicable following the exercise or settlement of the relevant award, but in no event later than 30 days following such exercise or settlement.

The grants disclosed in the following paragraphs were granted under the 2019 Plan.

(ii)  ESOP/ VSOP 2017

During 2019, 805,308 new share options were granted pursuant to the Centogene N.V. 2019 Plan, replacing previously established virtual share option program in 2017 (“ESOP 2017”), with each option representing the right to acquire one common share of Centogene N.V., with an exercise price equal to the nominal value of a share of Centogene N.V., which is EUR 0.12. The options were considered vested upon the completion of the IPO, but were not exercisable in the first 180 days after the IPO (lock-up period).

During 2023, 68,201 options were exercised (2022: 29,509; 2021: 191,565). The weighted average share price at the date of exercise was USD 1.01 (2022: USD 1.25; 2021: USD 9.76).

As of December 31, 2023, there are 259,730 outstanding options under this plan.

The contractual term of the share options as of December 31, 2023 is six years.

The fair values were estimated at the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions under which the share options were granted. The model takes into account historical and expected dividends, and the share price volatility of other public companies in the relevant industries to predict the share performance. There are no cash settlement alternatives for either the option holders or the Company.

(iii) Equity share option 2019 (ESOP 2019) to Flemming Ornskov

All 300,000 restricted stock units granted to Flemming Ornskov under ESOP 2019 were exercised during 2022 in exchange for share options. The WAEP at the date of exercise in 2022 was USD 1.0.

(iv) 2021 grants to management board and employees

During the year ended December 31, 2021, 167,326 RSUs and 15,000 Options were granted under 2019 Plan.

RSUs do not have any market or performance based vesting criteria and vest in three or four equal annual tranches starting from their grant dates. Each RSU represents a right to receive a payment in cash or shares equal to the value of the RSU on the settlement date. The Company has a choice to settle either in cash, in shares or a combination thereof. In line with the Company´s policy, both types of awards are to be settled in shares.

Options vest in three equal tranches over a three-year period starting on January 1, 2022, and are subject to market based vesting conditions. These options will vest only if the 20-trading day volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 12.52. Therefore, expenses would not be reversed, if the tranches do not ultimately vest. All grants expire on the 10th anniversary of grant date.

During 2023, additional 15,734 RSUs have been exercised. The weighted average share price at the date of exercise was USD 1.15. As of December 31, 2023, there are 17,676 outstanding RSUs and 15,152 options under this plan.

(v)  2022 grants to employees

During the year ended December 31, 2022, 425,093 Stock Grants Awards (“SGAs”) were granted under 2019 Plan, to the employees.

SGAs do not have any market or performance based vesting criteria and vest in three or four equal annual tranches starting from their grant dates. Each SGA represents a right to receive a payment in cash or shares equal to the value of the SGA on the settlement date. The Company has a choice to settle either in cash, in shares or a combination thereof. In line with this policy, both types of awards are to be settled in shares.

As of December 31, 2023, there are 209,017 outstanding SGAs under this plan.

(vi)  2022 grants to CEO and CFO

On February 1, 2022, Kim Stratton (the “CEO”) was awarded 174,394 initial performance RSUs subject to time-vesting and performance-vesting (“Performance-vested RSUs”), 166,667 initial time-vested RSUs subject to only time-vesting (“Time-vested RSUs”), and a number of RSUs equal to CHF 200,000 divided by the VWAP calculated as of the date of grant and 44,444 annual RSUs (together, “Annual RSUs”). All RSUs have a maturity of 10 years, are settled with ordinary shares and have no exercise price. In case of a termination of the service agreement by the CEO, all unvested RSUs will be forfeited to the extent they have remained unvested following the expiration of a 12-month period after termination. On May 27, 2022, Miguel Coego Ríos, (the “CFO”) was awarded 58,132 initial Performance-vested RSUs and 55,556 initial Time-vested RSUs. All RSUs have a maturity of 10 years, are settled with ordinary shares and have no exercise price.

On June 12, 2023, the Company, the CEO and the CFO agreed upon certain amendments to the RSU agreements (“Amendment Agreement”). The Initial RSUs granted to the CEO and CFO in 2022 were replaced and additional RSUs were awarded, so that a total of 1,052,227 new RSUs were awarded to the CEO and a total of 443,628 new RSUs were awarded to the CFO. The New RSUs are only subject to time-vesting.

The New RSUs will vest over three years in four equal installments following the June 12, 2023 for the CEO and after June 12, 2023 for the CFO. The first installment of the New RSUs is vested upon the execution of the Amendment Agreement. If New RSUs are exercised before December 31, 2025, each exercised RSU is limited to an amount of USD 7.

Furthermore, under the previous award agreement the CEO and CFO were entitled to receive Annual RSUs and M&A RSUs, in the event of a Change of Control (“CoC”). As part of the amendment, the Company, the CEO and the CFO agreed that the Annual RSUs and M&A RSUs are cancelled. Instead, both parties agreed that in case of the occurrence of a Change of Control (“CoC”), depending on the CoC-event (e.g., Sale, IPO), all awarded New RSUs will immediately vest such that a portion of 50% - 100% shall be immediately fully vested, if the service agreement is not terminated prior the CoC event. Any remaining unvested New RSUs will thereafter continue to vest in accordance with the Amendment Agreement. However, as those vesting conditions are only applicable if there is an occurrence of a change of control, which is not deemed probable by management in the foreseeable future, the Group did not account according to those conditions.

The replacement of the RSUs is accounted for as a modification under IFRS 2. The Initial RSUs are modified in a way that is not beneficial to the CEO, so, the incremental fair value of the modified Initial RSUs at the date of the modification was determined to be USD nil, so that the expense for the Initial RSUs will continue to be recognized as if the terms had not been modified.
However, the Initial RSUs are modified in a way that is beneficial to CFO, so, the incremental fair value of the modified Initial RSUs at the date of the modification was determined to be USD 20k that was recognized as an expense.

In addition to the above-described changes, the Company granted a Capital Raise Bonus to the CEO and CFO. The CEO and the CFO are entitled to a one-time cash bonus in an amount of USD 375k and USD 150k, respectively, if the Capital Raise is at least EUR 10,000k and the services agreement has not terminated prior or upon the execution of a binding agreement. The Bonus can be increased with an amount equal to 1.50% of such excess amount, provided further that the Capital Raise Bonus shall never exceed USD 300k (gross) for the CFO and USD 750k (gross) for the CEO, if the Capital Raise exceeds EUR 10,000k. The Capital Raise Bonus can be increased up to an amount of USD 300k, if the Capital Raise exceeds EUR 10,000k.

On June 26, 2023, the Company entered into a Joint Venture Agreement with Pharmaceutical Investment Company (“PIC”), and signed a Convertible Loan Agreement on October 26, 2023. According to those facts and circumstances the scenario of a Capital Raise as defined in the Amendment Agreement happened, therefore, the Company awarded a Capital Raise Bonus in the amount of EUR 997k. As of December 31, 2023, this amount has been fully paid and considered as transaction cost that was deducted from the convertible loan signed on October 26, 2023 (see Note 21).

(vii)  2023 grants to management board and employees

In addition to the new RSUs to the CEO and CFO as noted in 22 (vi) above, during the year ended December 31, 2023, 908,192 SGAs were granted under this Plan. SGAs do not have any market or performance based vesting criteria and vest in three or four equal annual tranches starting from their grant dates. Each SGA represents a right to receive a payment in shares equal to the value of the SGA on the settlement date. All grants expire on the 10th anniversary of the grant date.

Number of awards
Outstanding as of January 1, 2023	-
Granted during the year 2023	908,192
Forfeited during the year 2023	(139,790)
Exercised during the year 2023	-
Outstanding as of December 31, 2023	768,402
Vested as of December 31, 2023	-
Exercisable as of December 31, 2023	-

During 2023, no SGAs have been exercised.

(viii)  Other grants to management board, employees or other parties

During the year ended December 31, 2023, 224,414 SGAs were granted to employees. SGAs do not have any market or performance based vesting criteria and vest in one tranche starting from their grant dates. Each SGA represents a right to receive a payment in shares equal to the value of the SGA on the settlement date.

From the amount described above, 8,392 SGAs have been forfeited and 144,184 SGAs have been exercised during 2023. The weighted average share price at the date of exercise was USD 1.14. As of December 31, 2023, there are 68,838 outstanding SGAs which will vest during the first quarter 2024.

In addition, as a consequence of the completion of the Convertible Loan Agreement (Note 23), the Company granted 400,000 SGAs to a third party involved in the transaction. As mentioned in Note 7.1, from the total amount related to this grant, EUR 202k was capitalized into convertible loan agreement as it was considered as a transaction cost. These SGAs vested in one tranche upon signing the final agreement and were exercised on December 21, 2023 at USD 1.14.

The expense recognized for the above share-based payment transactions during the year is shown in the following table:

in EUR k	2023	2022	2021
Expenses arising from equity-settled share-based payment transactions
- ESOP 2019, including replacement by RSUs	653	2,376	7,000
- Grants to management board and employees	2,205	852	985
- Supervisory board grant	—	—	50
- Grants to other parties	258	—	—
- Reversals	(187)	(3,244)	—
Total expenses arising from share‑based payment transactions	2,929	(16)	8,035